Income Taxes - Schedule Deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Advertising and business promotion expenditure	¥ 5,260	¥ 11,571
Impairment loss	177,368	177,368
Allowance for expected credit losses	69,076	58,843
Accrued expense	142,878	10,891
Net loss carrying forward	363,929	423,025
Others	9,555	12,402
Less: valuation allowance	(618,985)	(652,610)	¥ (811,324)	¥ (747,354)
Net deferred tax assets	149,081	41,490
Deferred tax liabilities
Identifiable intangible assets from business combination	108,591	121,611
Total deferred tax liabilities	¥ 108,591	¥ 121,611